Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net income (loss)	$ (3,611,312)	$ 395,612
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	25,000	33,342
Depreciation & Amortization	372,002	249,473
Stock based compensation	1,950,000
Changes in assets and liabilities:
Account receivable-trade	(430,999)	(1,140,380)
Inventories	(791,677)	(776,088)
Prepaid expenses and other current assets	(16,933)	25,810
Deferred taxes
Accounts payable	1,753,882	130,432
Accrued expenses and other current liabilities	709,051	695,503
Net cash used in operating activities	(40,986)	(386,296)
Cash flows from investing activities
Purchase of property and equipment	(157,568)	(352,438)
Cash acquired on business combination	585,720
Net cash provided by (used in) investing activities	428,152	(352,438)
Cash flows from financing activities
Proceeds from convertible debt	2,750,000
Payment of deferred financing costs	(150,364)
Repayment of borrowings from noteholders	(2,453,341)	(94,105)
Advance from (payment to) shareholder	(3,211)	376,640
Net cash provided by financing activities	143,084	282,535
Net increase (decrease) in cash and cash equivalents	530,250	(456,199)
Cash and cash equivalents, beginning of period	251,475	630,462
Cash and cash equivalents, end of period	781,725	174,263
Supplemental disclosures of cash flow information:
Interest paid	$ 319,872	$ 176,181